Investment Securities (Related Adjustments for Nonmarketable Equity Securities) (Detail) - Nonmarketable equity securities - Measurement Alternative - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2025
Investment Securities [Line Items]
Measurement alternative impairment losses	¥ (13,876)	¥ (14,782)
Measurement alternative downward changes for observable prices	0	0
Measurement alternative upward changes for observable prices	1,383	¥ 6,309
Cumulative impairment losses	79,712		¥ 65,989
Cumulative downward changes for observable prices	2,961		2,961
Cumulative upward changes for observable prices	¥ 67,161		¥ 66,132